Average Annual Total Returns - AMG FQ Long-Short Equity Fund	Feb. 01, 2021
Class N
Average Annual Return:
1 Year	(4.26%)
5 Years	7.55%
10 Years	9.15%
Class N | After Taxes on Distributions
Average Annual Return:
1 Year	(4.26%)
5 Years	4.94%
10 Years	7.46%
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(2.52%)
5 Years	5.04%
10 Years	6.96%
Class I
Average Annual Return:
1 Year	(4.00%)
5 Years	7.88%
10 Years	9.45%